Debt (Summary of Short-Term Debt) (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Short-term debt	$ 1,534	$ 1,815
Other short-term debt	$ 67	$ 179